Net Income Per Common Share (Tables) - VASO CORPORATION [Member]	9 Months Ended
Sep. 30, 2023
Net Income Per Common Share (Tables) [Line Items]
Schedule of Weighted Average Shares Outstanding	A reconciliation of basic to diluted shares used in the earnings per share calculation is as follows:
	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Basic weighted average shares outstanding	174,938	173,528	174,246	172,909
Dilutive effect of unvested restricted shares	908	1,364	1,148	1,604
Diluted weighted average shares outstanding	175,846	174,892	175,394	174,513

Schedule of Common Stock Equivalents	The following table represents common stock equivalents that were excluded from the computation of diluted earnings per share for the three and nine months ended September 30, 2023 and 2022, because the effect of their inclusion would be anti-dilutive.
	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Restricted common stock grants	—	—	—	2